Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Supplement [Text Block]	lmgamt1_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED AUGUST 3, 2017

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

EACH DATED MARCH 1, 2017, OF

LEGG MASON BW ALTERNATIVE CREDIT FUND

Effective September 30, 2017, all references to the Bloomberg Barclays Global High Yield Index and the performance thereof in the fund’s Summary Prospectus and Prospectus are hereby deleted.

Legg Mason BW Alternative Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt1_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED AUGUST 3, 2017

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

EACH DATED MARCH 1, 2017, OF

LEGG MASON BW ALTERNATIVE CREDIT FUND

Effective September 30, 2017, all references to the Bloomberg Barclays Global High Yield Index and the performance thereof in the fund’s Summary Prospectus and Prospectus are hereby deleted.